Disclosure of foreign exchange risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
-10% Net Income and Equity [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)	$ 176	$ 6	$ 84
-10% Net Income and Equity [member] | Account Payable And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	(9)	(4)	(73)
+10% Net Income and Equity [member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)	(176)	(6)	(84)
+10% Net Income and Equity [member] | Account Payable And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	9	4	73
Trade receivables [member] | -10% Net Income and Equity [member]
IfrsStatementLineItems [Line Items]
Trade receivables	185	10	157
Trade receivables [member] | +10% Net Income and Equity [member]
IfrsStatementLineItems [Line Items]
Trade receivables	(185)	(10)	(157)
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Total increase (decrease)
Carrying Amounts [Member] | Account Payable And Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	90	42	732
Carrying Amounts [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,847	$ 95	$ 1,571